Goodwill - Summary of Goodwill Allocated to Cash Generating Units (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Total	$ 39,347,434	$ 39,347,434
Railroad [member]
Disclosure of information for cash-generating units [line items]
Total	18,942,491	18,942,491
Aggregates [member]
Disclosure of information for cash-generating units [line items]
Total	2,873,689	17,531,254
Others [member]
Disclosure of information for cash-generating units [line items]
Total	$ 17,531,254	$ 2,873,689